Changes in Accounting Policies - Summary of Beginning Balance of Retained Earnings after Adjustment Due to Application of IFRS 9 (Detail) ₩ in Millions	Jan. 01, 2018 KRW (₩)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Beginning balance - IAS 39	₩ 9,961,150
Beginning balance of retained earnings after adjustment	10,915,203
IAS 39 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Beginning balance - IAS 39	9,961,150
IFRS9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reclassification of available-for-sale securities to financial assets at fair value through profit or loss	32,754
Reclassification of available-for-sale securities to financial assets at fair value through other comprehensive income	2,191
Increase in provision for impairment of financial assets at amortized cost	(1,817)
Increase in provision with unused limit	(287)
Decrease in deferred income tax assets	(8,395)
Adjustments of non-controlled interests	(259)
Adjustment to retained earnings from adoption of IFRS 15	24,187
Beginning balance - IAS 39	9,985,337
IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Adjustment to retained earnings from adoption of IFRS 15	₩ 929,866